Revenue - Schedule of Disaggregated Revenue by Primary Geographic Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregated revenue by principal geographic areas [line items]
Revenue	$ 32,723	$ 29,206	$ 25,888
Republic of Ireland
Disaggregated revenue by principal geographic areas [line items]
Revenue	801	706	632
United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	4,241	4,199	3,318
Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	6,293	6,316	5,823
United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	19,088	15,618	13,930
Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	2,300	2,367	2,185
Discontinued operations
Disaggregated revenue by principal geographic areas [line items]
Revenue	645	1,775	1,699
Discontinued operations | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	7	24	19
Discontinued operations | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	4	12	10
Discontinued operations | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	576	1,575	1,533
Discontinued operations | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	58	164	137
Americas Materials
Disaggregated revenue by principal geographic areas [line items]
Revenue	14,324	12,407	11,273
Americas Materials | Republic of Ireland
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	13,050	11,172	9,984
Americas Materials | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,274	1,235	1,289
Americas Materials | Discontinued operations
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Americas Materials | Discontinued operations | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Building Products
Disaggregated revenue by principal geographic areas [line items]
Revenue	7,823	6,218	5,474
Building Products | Republic of Ireland
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Building Products | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	238	220	161
Building Products | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	1,074	1,073	982
Building Products | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	6,038	4,446	3,946
Building Products | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	473	479	385
Building Products | Discontinued operations
Disaggregated revenue by principal geographic areas [line items]
Revenue	645	1,775	1,699
Building Products | Discontinued operations | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	7	24	19
Building Products | Discontinued operations | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	4	12	10
Building Products | Discontinued operations | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	576	1,575	1,533
Building Products | Discontinued operations | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	58	164	137
Europe Materials
Disaggregated revenue by principal geographic areas [line items]
Revenue	10,576	10,581	9,141
Europe Materials | Republic of Ireland
Disaggregated revenue by principal geographic areas [line items]
Revenue	801	706	632
Europe Materials | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	4,003	3,979	3,157
Europe Materials | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	5,219	5,243	4,841
Europe Materials | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Europe Materials | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	553	653	511
Europe Materials | Discontinued operations
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | United Kingdom
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | Rest of Europe
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | United States
Disaggregated revenue by principal geographic areas [line items]
Revenue	0	0	0
Europe Materials | Discontinued operations | Rest of World
Disaggregated revenue by principal geographic areas [line items]
Revenue	$ 0	$ 0	$ 0